Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Cash on hand	420	360
Cash at bank	12,793,272	3,735,995
Cash on deposit	13,528,355	12,831,627

	26,322,047	16,567,982